Subsequent Events (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Jun. 19, 2024	May 11, 2024	Apr. 01, 2024	Aug. 22, 2023	Apr. 27, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 01, 2024
Subsequent Event [Line Items]
Proceeds from Notes Payable						$ 1,250,000			$ 250,000	$ 2,191,308
Common stock shares authorized					50,000,000	500,000,000	50,000,000		500,000,000	500,000,000
Reverse stock split					1:8
Listing value of requirred shares				2,500,000
Original issuance discount amount
Long-Term Debt						$ 7,264,565			$ 6,101,833
Cash						48,613			226,985
New issuance, value							$ 25,308		$ 25,308
Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable						2,500,000
Common stock shares authorized									100,000	100,000
Cash						39,726
New issuance, value						$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 495,000	$ 1,070,000
Debt Conversion, Original Debt, Amount		45,000	100,000
Proceeds from Notes Payable		450,000	970,000
Increase in accrued interest		$ 3,000,000	3,000,000
Common stock shares authorized											500,000,000
Reverse stock split	1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Promissory note								7.00%
Common stock shares authorized												1,000,000,000
Cash								$ 5,500,000
New issuance, value								$ 3,700,000
Subsequent Event [Member] | Ez Fill Holdings Inc [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Advance amount			1,100,000
Original issuance discount amount			100,000
Long-Term Debt			$ 1,000,000
Short-Term Debt, Description			The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock issued for cash - related party, shares		62,400	156,000
Subsequent Event [Member] | Michael Farkas [Member]
Subsequent Event [Line Items]
Controlling interest rate		20.00%	20.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Promissory note		8.00%	8.00%
Debt Instrument, Convertible, Conversion Price		$ 1.75	$ 1.75
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Promissory note		18.00%	18.00%